UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Ms. Megan Kennedy
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5205

Date of fiscal year end:	10/31

Date of reporting period:	1/31/09

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2009

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 94.0%
Common Stocks- 94.0%
Consumer Discretionary- 8.6%
401,800	Billabong International Limited*	$1,861,943
1,583,400	Fairfax Media Limited*	1,390,422
680,400	TABCORP Holdings Limited*	2,811,037
2,674,200	Tattersall’s Limited*	4,823,911

		10,887,313

Consumer Staples- 15.7%
2,359,443	Goodman Fielder Limited*	2,271,414
935,300	Lion Nathan Limited*	4,814,191
1,722,300	Metcash Limited*	4,553,644
467,000	Woolworths Limited*	8,128,365

		19,767,614

Energy- 3.6%
208,900	Woodside Petroleum Limited*	4,596,634

Financials- 25.7%
590,000	Australia & New Zealand Banking Group Limited*	4,895,998
192,200	Australian Stock Exchange Limited*	3,263,602
651,700	AXA Asia Pacific Holdings Limited*	1,925,538
182,000	Bendigo Bank Limited*	1,143,708
272,000	Commonwealth Bank of Australia*	4,621,597
669,300	QBE Insurance Group Limited*	10,064,976
664,400	Westpac Banking Corporation Limited*	6,515,372

		32,430,791

Health Care Equipment & Services- 3.4%
353,770	Ramsay Health Care Limited*	2,247,019
231,000	Sonic Healthcare Limited*	2,022,653

		4,269,672

Industrials- 3.5%
361,000	Bradken Limited*	548,576
201,000	Leighton Holdings Limited*	2,085,606
507,500	Toll Holdings Limited*	1,739,626

		4,373,808

Information Technology- 1.5%
403,900	Computershare Limited*	1,828,718

Materials- 20.2%
885,600	BHP Billiton Limited*	16,422,047
852,923	Incitec Pivot Limited*	1,401,010
210,000	Orica Limited*	1,765,713
228,000	Rio Tinto Limited*	5,918,240

		25,507,010

Property- 3.7%
625,500	Westfield Group Limited*	4,721,018

Telecommunication Services- 1.9%
812,500	Singapore Telecommunications Limited*	1,417,677
756,000	Telecom Corporation of New Zealand Limited*	1,006,883

		2,424,560

Utilities- 6.2%
596,000	AGL Energy Limited*	5,492,121
3,630,000	SP Ausnet*	2,358,776

		7,850,897

Total Long Term Investments- 94.0% (cost $140,080,795)		118,658,035

SHORT-TERM INVESTMENT - 0.3%
Par Amount
350,000	Time Deposit, State Street Bank and Trust Company, 0.01% dated 1/30/09	350,000
Total Short-Term Investments- 0.3% (cost $350,000)		350,000

Total Investments- 94.3% (cost $140,430,795)		119,008,035
Other assets in excess of liabilities - 5.7%		7,120,647

Net Assets- 100.0%		$126,128,682

*	Security was Fair Valued

Aberdeen Australia Equity Income Fund

Tax Cost of Investments

The United States federal income tax basis of the Fund's investments and net unrealized depreciation as of January 31, 2009 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$140,430,795	$22,287,515	$43,710,275	$21,422,760

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Valuation and Liquidity Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. These Procedures were revised and approved by the Board of Directors on December 9, 2008. In accordance with the Procedures, investments are stated at current market value. Investments for which market quotations are readily available are valued at the last quoted closing price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the last quoted bid price or, if unavailable, as obtained from a pricing source.

Short-term debt securities which mature in more than 60 days are valued at current market quotations. Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value or using a pricing source quote that approximates amortized cost.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

In situations when there is a movement of +/- 1.5% between the opening and closing prices of the iShares MSCI Australia Index Fund, the independent pricing source utilized by the Registrant shall calculate the market value of the Registrant’s Investments by determining a “fair value” for each of the equity securities in the Fund’s portfolio using factors provided by an independent pricing source.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

In 2009, the Registrant commenced complying with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosure requirements for fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Registrant would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three broad levels of the heirarchy are listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Registrant’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Fund’s investments as of January 31, 2009.

Valuation Inputs	Investments in Securities
Level 1	$—
Level 2	119,008,035
Level 3

Total	$119,008,035

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“FX”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The FX is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the FX is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These instruments may involve market risk and credit risk. These risks arise from unanticipated movements in the value of the foreign currencies involved in the transaction and from the potential inability of counterparties to meet the terms of their contracts.

Repurchase Agreements

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Aberdeen Australia Equity Income Fund

Foreign Currency Translation

Australian dollar (“A$”) amounts are translated into United States dollars (“US$”) on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Registrant’s books and the US$ equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the US$.

Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

Aberdeen Australia Equity Income Fund

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

President of Aberdeen Australia Equity Fund, Inc.

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Australia Equity Fund, Inc.

Date:	March 30, 2009

By:	/s/ Megan Kennedy
Megan Kennedy,
Treasurer of Aberdeen Australia Equity Fund, Inc.

Date:	March 30, 2009